Accounting Policies - Summary of New and Revised Accounting Standards, Amendments to Standards and New Interpretations are Adopted by the Group (Detail)	12 Months Ended
Dec. 31, 2017
IAS 7 Statement of cash flows [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 7 Statement of cash flows
Nature of the Change	Amendments
Salient features of the changes	• The amendments require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes.
Impact on financial position or performance	No impact
IAS 12 Income taxes [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 12 Income taxes
Nature of the Change	Amendments
Salient features of the changes	• The amendments provide additional guidance on the existence of deductible temporary differences; and • The amendments also provide additional guidance on the methods used to calculate future taxable profit to establish whether a deferred tax asset can be recognised.
Impact on financial position or performance	No impact